Intangible assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Intangible assets

11.	Intangible assets

Software
development
S$
Cost

At January 1, 2024, December 31, 2024 and June 30, 2025	1,158,548

Accumulated amortization

At January 1, 2024	302,598
Amortization	231,710
At December 31, 2024	534,308
Amortization	115,854
At June 30, 2025	650,162

Carrying amount

At June 30, 2025 (Unaudited)	508,386

At December 31, 2024 (Audited)	624,240

The Group has capitalized all directly attributable staff costs necessary to create, produce, and prepare the intangible assets to be capable of operating in the manner intended by the directors.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-months ended June 30, 2025

(in Singapore Dollars)

11.	Intangible asset

Software
development
S$
Cost

At January 1, 2023	911,461
Additions - internal development	247,087
At December 31, 2023 and 2024	1,158,548

Accumulated amortization

At January 1, 2023	85,474
Amortization	217,124
At December 31, 2023	302,598
Amortization	231,710
At December 31, 2024	534,308

Carrying amount

At December 31, 2024	624,240

At December 31, 2023	855,950

The Group has capitalized all directly attributable staff costs necessary to create, produce, and prepare the intangible assets to be capable of operating in the manner intended by the directors. The Group performed an impairment assessment by using discounted cashflow at a discount rate of 5.5% per annum of the Group. In the opinion of the directors, the carrying amount of the intangible asset can be recovered and no impairment loss has been made as of December 31, 2024.

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)